EMPLOYEE RIGHTS UPON RETIREMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EMPLOYEE RIGHTS UPON RETIREMENT [Abstract]
Contributions made to pension plan and other post retirement obligations	$ 156	$ 139	$ 158
Pension and other post retirement benefit plans expenses	506	284	317
Contribution plan funding	230	145	120
Gain (loss) on pension and other post retirement benefit plans	154	74	(58)
Expected insurance contribution, year ending December 31, 2014	530
Expected insurance contribution attributable to contribution plan	$ 365